Portfolio of Available for Sale Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 4,241,981.6	$ 57,998.1	₨ 3,340,732.3
Gross Unrealized Gains	57,061.0	780.2	68,285.4
Gross Unrealized Losses	23,592.7	322.6	2,728.5
Fair Value	4,275,449.9	58,455.7	3,406,289.2
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,084,551.2		3,213,339.7
Gross Unrealized Gains	52,977.7		66,538.4
Gross Unrealized Losses	23,281.0		2,578.5
Fair Value	4,114,247.9	$ 56,251.6	3,277,299.6
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,159,905.2		2,637,464.4
Gross Unrealized Gains	31,824.6		52,630.0
Gross Unrealized Losses	20,225.8		1,491.6
Fair Value	3,171,504.0		2,688,602.8
Debt securities, other than asset and mortgage-backed securities | State government securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	348,067.7		177,055.9
Gross Unrealized Gains	7,373.7		11,337.7
Gross Unrealized Losses	2,669.6		0.0
Fair Value	352,771.8		188,393.6
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,932.2		8,367.0
Gross Unrealized Gains	3.8		48.4
Gross Unrealized Losses	0.0		0.0
Fair Value	5,936.0		8,415.4
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	534,227.1		360,741.5
Gross Unrealized Gains	13,423.1		2,309.5
Gross Unrealized Losses	373.3		677.3
Fair Value	547,276.9		362,373.7
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	36,419.0		29,710.9
Gross Unrealized Gains	352.5		212.8
Gross Unrealized Losses	12.3		409.6
Fair Value	36,759.2		29,514.1
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	30.5		37.3
Gross Unrealized Gains	1.8		0.8
Gross Unrealized Losses	0.0		0.0
Fair Value	32.3		38.1
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	157,399.9		125,931.2
Gross Unrealized Gains	4,081.5		1,746.0
Gross Unrealized Losses	311.7		150.0
Fair Value	161,169.7		127,527.2
Other securities (including mutual fund units)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			1,424.1
Gross Unrealized Gains			0.2
Gross Unrealized Losses			0.0
Fair Value			1,424.3
Securities with gross unrealized losses
Schedule of Available-for-sale Securities [Line Items]
Fair Value	1,162,099.9		300,932.1
Securities with gross unrealized gains
Schedule of Available-for-sale Securities [Line Items]
Fair Value	₨ 3,113,350.0		₨ 3,105,357.1